Income per share	12 Months Ended
Dec. 31, 2024
Net income per share:
Income per share

15. Income per share

The following table sets forth the basic and diluted net income per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Basic and diluted earnings per ordinary share calculation:
Numerator:
Net income attributable to Lucas GC Limited	36,142	77,668	39,789
Accretion of subsidiary’ redeemable preferred shares to redemption value	(2,906)	-	-
Net income attributable to the Lucas GC Limited’s ordinary shareholders	33,236	77,668	39,789

Denominator:
Weighted average ordinary shares outstanding-basic and diluted	78,063,300	78,063,300	79,289,136

Income per ordinary share basic and diluted	0.43	0.99	0.50

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)